Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	SAVERONE 2014 LTD.
Trading Symbol	SVREW
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	27,780,896
Amendment Flag	false
Entity Central Index Key	0001894693
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	true
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41387
Entity Incorporation, State or Country Code	L3
Entity Address, Postal Zip Code	4970602
Contact Personnel Name	Ori Gilboa
Entity Address, Address Line One	Em Hamoshavot Rd. 94
Entity Address, City or Town	Petah Tikvah
Entity Address, Country	IL
Title of 12(b) Security	Ordinary shares, par value NIS 0.01 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	1375
Auditor Name	Fahn Kanne & Co.
Auditor Location	Tel Aviv, Israel
Business Contact
Document Information Line Items
Entity Address, Postal Zip Code	4970602
Contact Personnel Name	Ori Gilboa
City Area Code	972
Local Phone Number	39094177
Contact Personnel Email Address	OriG@saver.one
Entity Address, Address Line One	Em Hamoshavot Rd. 94
Entity Address, City or Town	Petah Tikvah
Entity Address, Country	IL